Valuation and Qualifying Accounts and Reserves (Schedule II) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 24,600	$ 24,526	$ 27,641
Additions Charged to Selling, General and Administrative		13,747	8,692	4,929
Acquisitions (Disposals) of Businesses and Reclassifications				1,715
(Deductions) Additions	[1]	5,791	(8,618)	(9,759)
Balance at End of Period		44,138	24,600	24,526
Accrued Product Liability Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		25,100	11,916	10,589
Additions Charged to Selling, General and Administrative		5,262	13,848	1,151
Acquisitions (Disposals) of Businesses and Reclassifications				579
(Deductions) Additions	[2]	(15,430)	(664)	(403)
Balance at End of Period		14,932	25,100	11,916
Accrued Loss Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,053	1,383	2,731
Additions Charged to Selling, General and Administrative		636	230	937
Acquisitions (Disposals) of Businesses and Reclassifications		(322)		1,113	[3]
(Deductions) Additions	[2]	(265)	(560)	(3,398)
Balance at End of Period		1,102	1,053	1,383
Accrued Product Liability, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		29,045	29,768	29,653
Additions Charged to Selling, General and Administrative		15,005	9,637	10,034
Acquisitions (Disposals) of Businesses and Reclassifications		281
(Deductions) Additions	[2]	(16,109)	(10,360)	(9,919)
Balance at End of Period		28,222	29,045	29,768
Environmental Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,676	3,498	2,005
Additions Charged to Selling, General and Administrative		404	730	1,715
Acquisitions (Disposals) of Businesses and Reclassifications		328		1,370	[3]
(Deductions) Additions	[2]	(661)	(2,552)	(1,592)
Balance at End of Period		$ 1,747	$ 1,676	$ 3,498

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily claims paid during the year, net of insurance contributions
[3]	Primarily transfers between current and noncurrent